Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 13, 2017	Jun. 16, 2017	Mar. 31, 2016
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel		$ 0	$ 60,115	$ 0
Impairment loss		50,565	0	$ 0
Vessels, Port Terminals and Other Fixed Assets
Property Plant And Equipment [Line Items]
Capitalized interest costs		3,384	$ 1,934
One vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss		$ 32,930
Navios Ionian
Property Plant And Equipment [Line Items]
Disposal date		Jun. 16, 2017
Year Built		2000
Vessel capacity in DWT		52,067 dwt
Vessel impairment loss		$ 9,098
Vessel sale price						$ 5,280
Capitalized Cost, Impairment Loss		$ 551
Navios Horizon
Property Plant And Equipment [Line Items]
Disposal date		Jul. 13, 2017
Year Built		2001
Vessel capacity in DWT		50,346 dwt
Vessel impairment loss		$ 5,141
Vessel sale price					$ 6,548
Capitalized Cost, Impairment Loss		$ 495
Navios Sphera
Property Plant And Equipment [Line Items]
Date of delivery		Jan. 12, 2016
Year Built		2016
Vessel capacity in DWT		84,872 dwt
Vessel acquisition cost	$ 34,352
Navios Mars
Property Plant And Equipment [Line Items]
Date of delivery		Jan. 12, 2016
Year Built		2016
Date of delivery		Jan. 12, 2016
Vessel capacity in DWT		181,259 dwt
Vessel acquisition cost	55,458
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	49,910
Amount of loan used to finance purchase of vessel	$ 39,900
Amount transferred to vessels' cost							$ 29,695